Loans and Allowance for Loan Losses - Allowance for Loan Losses and Recorded Investment in Loans (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan losses:
Beginning Balance				$ 5,113				$ 2,231	$ 5,113	$ 2,231
(Credit) Provision charged to expense	$ (400)	$ (400)	$ (250)	(205)	$ 33	$ 1,333	$ 1,408	563	(1,255)	3,337
Losses charged off									(230)	(567)
Recoveries									45	112
Ending Balance	3,673				5,113				3,673	5,113
Ending balance: individually evaluated for impairment	230				1				230	1
Ending balance: collectively evaluated for impairment	3,443				5,112				3,443	5,112
Loans:
Ending balance: individually evaluated for impairment	3,933				376				3,933	376
Ending balance: collectively evaluated for impairment	450,439				443,115				450,439	443,115
Commercial
Allowance for loan losses:
Beginning Balance				1,397				568	1,397	568
(Credit) Provision charged to expense									(276)	875
Losses charged off									(78)	(69)
Recoveries									3	23
Ending Balance	1,046				1,397				1,046	1,397
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	1,046				1,397				1,046	1,397
Loans:
Ending balance: individually evaluated for impairment					80					80
Ending balance: collectively evaluated for impairment	90,892				103,197				90,892	103,197
Commercial Real Estate
Allowance for loan losses:
Beginning Balance				1,821				792	1,821	792
(Credit) Provision charged to expense									(586)	1,254
Losses charged off									0	(225)
Recoveries									0	0
Ending Balance	1,235				1,821				1,235	1,821
Ending balance: individually evaluated for impairment	230				1				230	1
Ending balance: collectively evaluated for impairment	1,005				1,820				1,005	1,820
Loans:
Ending balance: individually evaluated for impairment	3,933				182				3,933	182
Ending balance: collectively evaluated for impairment	262,844				245,985				262,844	245,985
Residential
Allowance for loan losses:
Beginning Balance				1,471				572	1,471	572
(Credit) Provision charged to expense									(331)	986
Losses charged off									(26)	(104)
Recoveries									7	17
Ending Balance	1,121				1,471				1,121	1,471
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	1,121				1,471				1,121	1,471
Loans:
Ending balance: individually evaluated for impairment					114					114
Ending balance: collectively evaluated for impairment	90,132				85,675				90,132	85,675
Installment
Allowance for loan losses:
Beginning Balance				424				299	424	299
(Credit) Provision charged to expense									(62)	222
Losses charged off									(126)	(169)
Recoveries									35	72
Ending Balance	271				424				271	424
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	271				424				271	424
Loans:
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	6,571				8,258				6,571	8,258
Unallocated
Allowance for loan losses:
Beginning Balance				$ 0				$ 0	0	0
(Credit) Provision charged to expense									0	0
Losses charged off									0	0
Recoveries									0	0
Ending Balance	0				0				0	0
Ending balance: individually evaluated for impairment	0				0				0	0
Ending balance: collectively evaluated for impairment	0				0				0	0
Loans:
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	$ 0				$ 0				$ 0	$ 0